Supplement to the
Strategic Advisers® Core
Multi-Manager Fund
July 30, 2012
Prospectus

Strategic Advisers Core Multi-Manager Fund is comprised of multiple classes of shares. References to the fund are deemed to include class where applicable.

MMC-12-01  December 18, 2012
1.935070.101

Supplement to the

Strategic Advisers® Core Multi-Manager Fund (FLAUX)

A Fund of Fidelity Rutland Square Trust II

STATEMENT OF ADDITIONAL INFORMATION

July 30, 2012

Strategic Advisers Core Multi-Manager Fund is comprised of multiple classes of shares. References to the fund are deemed to include class where applicable.

MMCB-12-01  December 18, 2012
1.935071.101